SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On February, 1, 2021, the Company and Monroe Capital Management Advisors entered into Amendment No. 5 Credit Agreement to add the acquisitions of Aimtell, Inc, PushPros Inc, and Aramis Interactive, LLC, as Permitted Acquisition.

On February 1, 2021, the Company completed the acquisition of Aimtell, Inc. (“Aimtell”), PushPros Inc. (“PushPros”), and Aramis Interactive, LLC (“Aramis”). Aimtell and PushPros are mobile and web push notification technology and solutions companies and Aramis is a network of owned-and-operated websites that leverages the Aimtell and PushPros technologies and relationships. The Company paid consideration of $20 million upon closing of the transaction, consisting of $5 million cash and Class A Common Stock valued at $15 million. The transaction also includes up to $15 million in contingent consideration to be earned over the next three years, subject to the acquired companies reaching certain milestones. The contingent consideration can be paid in cash or stock at the election of the Company.